Provisions for legal claims (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of provisions for litigation

The changes in provisions for litigation as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Balances at the beginning of the period	$11,720	$18,516
Provisions constituted	2,034	14,491
Provisions reverse	(5,007)	—

Provisions used	(938)	(21,287)

Balances at the end of the period	$7,809	$11,720